INVENTORIES	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3 – INVENTORIES

At June 30, 2018 and March 31, 2018, the inventory balances are composed of:

	June 30, 2018	March 31, 2018
Finished product	$1,125,960	$809,680
Raw materials	1,761,587	1,471,666
Work in process	235,692	123,661

	$3,123,239	$2,405,007

NOTE 4 – INVENTORIES

At March 31, 2018, December 31, 2017 and 2016, the inventory balances consisted of the following:

	2018	2017	2016

Finished product	$809,680	$1,007,291	$-
Raw materials	1,471,666	764,810	219,105
Work in process	123,661	20,213	-
	$2,405,007	$1,792,314	$219,105